Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Line Items]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income (Loss)

2025	$362,164	$349,864	$240,667	$234,878	$56.76	$(4,130,092)

2024	$369,633	$367,346	$254,333	$252,880	$72.49	$721,753

2023	$386,333	$384,640	$251,333	$249,016	$71.07	$(20,626)

Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported are the amounts of total compensation reported for our PEO, Chad Summers, in the Summary Compensation Table for fiscal years 2025, 2024 and 2023.

(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for CEO Chad Summers during the applicable year after adjusting for the fair value of restricted shares issued under the Company’s 2018 Restricted Share Plan and 2024 Restricted Share Plan.

(3)	The dollar amounts reported are the average of the total compensation reported for our NEO, other than our PEO, Mitch Van Domelen, who served as Chief Financial Officer for fiscal years 2025, 2024 and 2023.

(4)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for our NEO Mitch Van Domelen during the applicable year after adjusting for the fair value of restricted shares issued under the Company’s 2018 Restricted Share Plan and 2024 Restricted Share Plan.

(5)	Assumes an investment of $100 for the period starting on August 31, 2022 through the end of the listed fiscal year. The closing prices of the Company’s common stock as reported on NASDAQ, as applicable, on the following trading days were: (i) $6.36 on August 31, 2022; (ii) $4.52 on August 31, 2023; (iii) $4.61 on August 31, 2024 and (iv) $3.61 on August 29, 2025.

Summary Compensation Table Total for PEO	$ 362,164	$ 369,633	$ 386,333
Compensation Actually Paid to PEO	349,864	367,346	384,640
Average Summary Compensation Table Total for non-PEO Named Executive Officers	240,667	254,333	251,333
Average Compensation Actually Paid to non-PEO Named Executive Officers	234,878	252,880	249,016
Value of Initial Fixed $100 Investment Based On Total Shareholder Return	56.76	72.49	71.07
Net Income/ (Loss)	$ (4,130,092)	$ 721,753	$ (20,626)
PEO Name	Chad Summers	Chad Summers	Chad Summers